SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Offsetting Assets [Line Items]
Number of options	16,980	20,313	21,146	9,480
Exercise Price	$ 53.11	$ 54.23	$ 53.04	$ 78.05
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of options	4,480	5,730
Exercise Price	$ 88.88	$ 90.00
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageIssuanceDate]	Dec. 04, 2017	Dec. 04, 2017
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Dec. 04, 2027	Dec. 04, 2027
Stock Option Two [Member]
Offsetting Assets [Line Items]
Number of options	1,250	1,250
Exercise Price	$ 53.28	$ 54.00
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageIssuanceDate]	Nov. 01, 2018	Nov. 01, 2018
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Nov. 01, 2028	Nov. 01, 2028
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of options	1,250	1,250
Exercise Price	$ 8.88	$ 9.00
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageIssuanceDate]	Mar. 16, 2020	Mar. 16, 2020
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Mar. 16, 2030	Mar. 16, 2030
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of options	10,000	12,083
Exercise Price	$ 42.62	$ 43.20
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageIssuanceDate]	Oct. 06, 2021	Oct. 06, 2021
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageExpirationDate]	Oct. 06, 2031	Oct. 06, 2031